Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of significant transactions
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2021	2020	2019
Salaries, wages and benefits	1,245	1,073	1,306
Share-based payments	2,018	1,723	2,066
Supervisory Board’s fees	375	70	70
Total compensation to related parties	3,638	2,866	3,442